Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Dec. 28, 2009	$ 30,908	$ 18	$ 4,300	$ 26,810	$ (220)
Balance, shares at Dec. 28, 2009		17,994,667
Comprehensive income	8,950			8,730	220
Contribution by majority shareholder	47,127		47,127
Equity-based compensation	170		170
Balance at Dec. 28, 2010	87,155	18	51,597	35,540
Balance, shares at Dec. 28, 2010		17,994,667
Comprehensive income	8,973			8,973
Cash distribution	(357)		(357)
Equity-based compensation	101		101
Balance at Dec. 27, 2011	95,872	18	51,341	44,513
Balance, shares at Dec. 27, 2011	17,994,667	17,994,667
Comprehensive income	13,754			13,754
Share-based compensation costs	378		378
Issuance of common stock for initial public offering, net of fees and issuance costs	66,457	6	66,451
Issuance of common stock for initial public offering, net of fees and issuance costs, shares		5,800,000
Contribution by majority shareholder	1,440		1,440
Balance at Dec. 25, 2012	$ 177,901	$ 24	$ 119,610	$ 58,267
Balance, shares at Dec. 25, 2012	23,794,667	23,794,667